Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 9.5	$ 8.4
Vehicle Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 11.7	$ 8.4